GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
GOODWILL AND INTANGIBLE ASSETS
Schedule of intangible assets

		Right-to-use	Host community	Trade name /
	Licenses/Permits	licenses	agreements	brand
Useful life (# of years)	15	15	15	5	Total
Cost
As of December 31, 2019	$22,000,000	$138,550,000	$35,000,000	$2,390,000	$197,940,000
Acquired through combinations and acquisitions [Notes 1 & 4]	75,172,042	–	–	–	75,172,042
Additions	–	1,100,000	–	–	1,100,000
As of December 31, 2020	$97,172,042	$139,650,000	$35,000,000	$2,390,000	$274,212,042

Accumulated Amortization
As of December 31, 2019	$883,154	$5,561,864	$1,405,018	$287,828	$8,137,864
Amortization	1,668,503	9,236,666	2,333,333	478,000	13,716,502
As of December 31, 2020	$2,551,657	$14,798,530	$3,738,351	$765,828	$21,854,366

Net book value
As of December 31, 2019	$21,116,846	$132,988,136	$33,594,982	$2,102,172	$189,802,136
As of December 31, 2020	$94,620,385	$124,851,470	$31,261,649	$1,624,172	$252,357,676